Revenue - Summary of Changes in Deferred Revenue (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	$ 1,506	$ 1,357
Acquisition of businesses	2	8
Increase in deferred revenue	623	643
Recognised as revenue	(566)	(497)
Exchange and other adjustments	(1)	(5)
Deferred revenue ending balance	1,564	1,506
Current			$ 555	$ 572	$ 490
Non-current			1,009	934	867
Deferred revenue	1,506	1,357	1,564	1,506	1,357
Loyalty programme [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	1,181	1,057
Increase in deferred revenue	533	540
Recognised as revenue	(481)	(416)
Deferred revenue ending balance	1,233	1,181
Current			476	491
Non-current			757	690
Deferred revenue	1,233	1,181	1,233	1,181	1,057
Other co-brand fees [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	77	88
Recognised as revenue	(11)	(11)
Deferred revenue ending balance	66	77
Current			11	11
Non-current			55	66
Deferred revenue	66	77	66	77	88
Application & re-licensing fees [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	175	163
Increase in deferred revenue	26	36
Recognised as revenue	(25)	(23)
Exchange and other adjustments	(4)	(1)
Deferred revenue ending balance	172	175
Current			25	23
Non-current			147	152
Deferred revenue	172	175	172	175	163
Other [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	73	49
Acquisition of businesses	2	8
Increase in deferred revenue	64	67
Recognised as revenue	(49)	(47)
Exchange and other adjustments	3	(4)
Deferred revenue ending balance	93	73
Current			43	47
Non-current			50	26
Deferred revenue	$ 93	$ 73	$ 93	$ 73	$ 49